LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8%
	AEROSPACE & DEFENSE - 2.3%
791	AAR Corporation(a)	$ 92,681
1,118	Astronics Corporation(a)	90,133
773	ATI, Inc.(a)	126,455
101	Curtiss-Wright Corporation	70,733
1,054	Ducommun, Inc.(a)	130,264
165	FTAI Aviation Ltd.	50,457
394	General Dynamics Corporation	140,679
392	HEICO Corporation	125,228
451	HEICO Corporation, Class A	108,290
1,231	Hexcel Corporation	114,101
331	Howmet Aerospace, Inc.	86,897
233	Huntington Ingalls Industries, Inc.	103,573
2,264	Joby Aviation, Inc.(a)	22,776
414	Karman Holdings, Inc.(a)	36,478
704	Kratos Defense & Security Solutions, Inc.(a)	60,671
343	L3Harris Technologies, Inc.	125,037
178	Lockheed Martin Corporation, Class B	117,138
1,026	Mercury Systems, Inc.(a)	91,345
161	Northrop Grumman Corporation	116,625
3,527	Park Aerospace Corporation	93,183
684	Rocket Lab Corporation(a)	47,264
835	RTX Corporation	169,189
2,704	StandardAero, Inc.(a)	83,283
1,085	Textron, Inc.	107,035
283	Woodward, Inc.	109,453
		2,418,968
	APPAREL & TEXTILE PRODUCTS - 0.2%
235	Ralph Lauren Corporation	85,211
905	Tapestry, Inc.	140,700
		225,911
	ASSET MANAGEMENT - 1.6%
1,429	Acadian Asset Management, Inc.	76,966
4,891	Acuren Corporation(a)	46,318
297	Affiliated Managers Group, Inc.	90,935

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	ASSET MANAGEMENT - 1.6% (Continued)
2,425	Artisan Partners Asset Management, Inc., Class A	$ 97,679
2,154	Brookfield Business Corporation	74,205
1,395	Carlyle Group, Inc. (The)	72,526
1,082	Charles Schwab Corporation (The)	103,006
3,793	Franklin Resources, Inc.	100,666
2,766	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	101,014
3,777	Invesco Ltd.	99,184
392	LPL Financial Holdings, Inc.	117,749
5,148	Patria Investments Ltd., Class A	67,542
1,963	Planet Labs PBC(a)	47,387
1,014	Raymond James Financial, Inc.	155,224
231	Resolute Holdings Management, Inc.(a)	38,935
1,740	Stifel Financial Corporation	128,847
1,445	Victory Capital Holdings, Inc.	99,965
5,386	Vitesse Energy, Inc.	104,004
5,807	WisdomTree, Inc.	99,358
		1,721,510
	AUTOMOTIVE - 0.9%
3,448	Aurora Innovation, Inc.(a)	16,137
2,842	BorgWarner, Inc.	163,614
1,774	Cooper-Standard Holdings, Inc.(a)	68,193
3,745	Dana, Inc.	128,229
7,705	Ford Motor Company	108,563
5,599	Garrett Motion, Inc.	113,996
1,279	General Motors Company	100,670
1,406	Phinia, Inc.	102,118
1,820	QuantumScape Corporation(a)	12,594
2,777	Standard Motor Products, Inc.	110,191
		924,305
	BANKING – 14.9%
1,480	1st Source Corporation	99,175
1,690	ACNB Corporation	85,176
4,951	Alerus Financial Corporation	118,032
2,170	Amalgamated Financial Corporation	83,523

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	BANKING - 14.9% (Continued)
1,241	Ameris Bancorp	$ 96,376
4,105	Arrow Financial Corporation	136,738
2,652	Associated Banc-Corporation	70,039
2,433	Atlantic Union Bankshares Corporation	90,167
932	Axos Financial, Inc.(a)	80,916
7,859	Banc of California, Inc.	145,156
2,720	Banco Latinoamericano de Comercio Exterior S.A., Class E	136,082
1,188	Bancorp, Inc. (The)(a)	62,358
686	Bank First Corporation	92,384
1,352	Bank of Hawaii Corporation	102,441
2,348	Bank of NT Butterfield & Son Ltd. (The)	119,161
2,081	Bank OZK	96,891
2,147	BankUnited, Inc.	100,265
1,098	Banner Corporation	64,617
1,527	Bar Harbor Bankshares	49,261
1,570	BayCom Corporation	46,158
840	BOK Financial Corporation	105,605
4,619	Bridgewater Bancshares, Inc.(a)	84,435
3,258	Business First Bancshares, Inc.	88,943
3,772	Byline Bancorp, Inc.	117,686
5,075	California BanCorporation	92,923
1,706	Camden National Corporation	78,749
3,484	Capital City Bank Group, Inc.	149,272
5,568	Carter Bankshares, Inc.(a)	116,037
1,818	Cathay General Bancorp	90,373
2,759	Central Pacific Financial Corporation	87,874
819	Citigroup, Inc.	90,246
4,959	Citizens & Northern Corporation	111,379
1,940	Citizens Financial Group, Inc.	116,769
864	City Holding Company	103,654
2,917	Civista Bancshares, Inc.	69,454
2,630	CNB Financial Corporation	73,666
5,171	Colony Bankcorp, Inc.	102,541
3,289	Columbia Banking System, Inc.	93,572

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	BANKING - 14.9% (Continued)
1,193	Community Financial System, Inc.	$ 72,236
1,246	Community Trust Bancorp, Inc.	74,810
5,224	Community West Bancshares	121,354
3,649	ConnectOne Bancorp, Inc.	96,808
778	Cullen/Frost Bankers, Inc.	107,535
1,423	Customers Bancorp, Inc.(a)	95,967
2,275	Dime Community Bancshares, Inc.	73,596
1,502	East West Bancorp, Inc.	164,394
4,555	Eastern Bankshares, Inc.	89,096
2,449	Enterprise Financial Services Corporation	139,838
1,726	Equity Bancshares, Inc., Class A	77,463
1,123	Esquire Financial Holdings, Inc.	113,401
1,503	FB Financial Corporation	82,199
1,743	Fifth Third Bancorp	86,226
3,010	Financial Institutions, Inc.	94,454
1,750	First Bancorp	99,383
4,313	First BanCorp	91,134
2,131	First Bancorp, Inc. (The)	58,922
4,506	First Bank	71,736
3,835	First Busey Corporation	97,256
1,317	First Business Financial Services, Inc.	71,974
5,738	First Commonwealth Financial Corporation	100,587
1,625	First Community Bankshares, Inc.	63,586
2,962	First Financial Bancorp	83,143
1,571	First Financial Corporation	99,539
4,404	First Hawaiian, Inc.	109,043
4,171	First Horizon Corporation	99,228
2,752	First Interstate BancSystem, Inc., Class A	95,247
2,031	First Merchants Corporation	79,371
2,167	First Mid Bancshares, Inc.	88,869
1,985	Five Star Bancorp	77,276
7,183	Flagstar Financial, Inc.	91,152
5,388	Flushing Financial Corporation	83,137
11,012	FNB Corporation	187,093

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	BANKING - 14.9% (Continued)
4,677	Fulton Financial Corporation	$ 95,645
1,590	German American Bancorp, Inc.	65,731
2,004	Great Southern Bancorp, Inc.	123,306
1,395	Hancock Whitney Corporation	91,805
3,394	Hanmi Financial Corporation	88,617
2,816	HBT Financial, Inc.	75,919
9,533	Heritage Commerce Corporation	118,495
3,202	Heritage Financial Corporation	84,565
2,792	Hilltop Holdings, Inc.	104,505
206	Hingham Institution for Savings	57,499
1,163	Home Bancorp, Inc.	68,733
5,441	Home BancShares, Inc.	149,410
1,994	HomeTrust Bancshares, Inc.	84,027
5,819	Horizon Bancorp, Inc.	97,992
5,696	Huntington Bancshares Inc	95,693
2,155	Independent Bank Corp	74,886
1,284	Independent Bank Corporation (MA)	100,242
1,275	International Bancshares Corporation	85,565
4,818	KeyCorporation	99,925
493	M&T Bank Corporation	106,971
1,584	Mercantile Bank Corporation	81,829
4,263	Metrocity Bankshares, Inc.	119,790
901	Metropolitan Bank Holding Corporation	75,819
2,780	Mid Penn Bancorp, Inc.	89,433
2,179	Middlefield Banc Corporation	73,367
2,893	MVB Financial Corporation	78,111
1,639	National Bank Holdings Corporation, Class A	65,544
4,742	NB Bancorp, Inc.	101,194
2,964	NBT Bancorp, Inc.	126,622
589	Nicolet Bankshares, Inc.	89,910
863	Northeast Bank	95,689
3,572	Northrim BanCorp, Inc.	83,906
10,717	Northwest Bancshares, Inc.	133,427
5,599	NU Holdings Ltd./Cayman Islands, Class A(a)	83,873

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	BANKING - 14.9% (Continued)
1,972	OFG Bancorp	$ 79,038
4,431	Old National Bancorp	102,356
4,635	Old Second Bancorp, Inc.	90,985
2,504	Orange County Bancorp, Inc.	83,158
1,940	Origin Bancorp, Inc.	80,704
387	Park National Corporation	63,673
1,139	Pathward Financial, Inc.	103,410
4,859	Peoples Bancorp, Inc.	156,800
1,529	Peoples Financial Services Corporation	81,954
616	PNC Financial Services Group, Inc. (The)	130,808
853	Popular, Inc.	115,462
1,606	Preferred Bank	140,878
7,876	Primis Financial Corporation	104,042
5,539	Provident Financial Services, Inc.	116,541
881	QCR Holdings, Inc.	76,207
1,400	Red River Bancshares, Inc.	124,180
7,094	Regions Financial Corporation	197,425
2,787	Renasant Corporation	104,931
1,534	Republic Bancorp, Inc., Class A	105,846
1,976	S&T Bancorp, Inc.	82,617
2,952	Seacoast Banking Corporation of Florida	91,866
6,079	Shore Bancshares, Inc.	112,948
2,174	Sierra Bancorp	78,221
2,130	SmartFinancial, Inc.	83,517
1,994	South Plains Financial, Inc.	81,674
1,801	Southern First Bancshares, Inc. (a)	100,568
790	SouthState Bank Corporation	77,949
4,110	Stellar Bancorp, Inc.	154,783
1,066	Stock Yards Bancorp, Inc.	68,373
833	Texas Capital Bancshares, Inc.(a)	79,385
8,689	TFS Financial Corporation	121,820
1,971	Third Coast Bancshares, Inc.(a)	78,071
1,336	Timberland Bancorp, Inc.	50,875
1,399	Tompkins Financial Corporation	107,317

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	BANKING - 14.9% (Continued)
4,621	Towne Bank	$ 158,315
2,479	TriCompany Bancshares	118,447
4,183	Truist Financial Corporation	206,263
2,455	TrustCompany Bank Corp NY	106,473
2,301	Trustmark Corporation	98,000
784	UMB Financial Corporation	90,850
2,987	United Bankshares, Inc.	123,363
3,027	United Community Banks, Inc.	97,379
1,566	Unity Bancorp, Inc.	83,296
2,416	Univest Financial Corporation	81,057
2,733	US Bancorp	149,386
7,884	Valley National Bancorp	99,417
2,832	Washington Trust Bancorp, Inc.	95,410
4,798	Waterstone Financial, Inc.	85,452
2,792	Webster Financial Corporation	201,386
2,754	WesBanco, Inc.	96,032
3,657	West BanCorp, Inc.	89,048
887	Western Alliance Bancorp	71,244
1,226	Wintrust Financial Corporation	176,618
1,408	WSFS Financial Corporation	89,422
1,836	Zions Bancorp National Association	105,166
		15,903,598
	BEVERAGES - 0.4%
896	Coca-Cola Consolidated, Inc.	181,350
2,244	Monster Beverage Corporation(a)	191,414
1,399	Vita Coco Company, Inc. (The)(a)	81,226
		453,990
	BIOTECH & PHARMA - 4.6%
1,820	ADMA Biologics, Inc.(a)	28,337
2,205	Alkermes plc(a)	66,371
1,856	Alumis, Inc.(a)	55,105
362	Amgen, Inc.	140,514
7,997	Amneal Pharmaceuticals, Inc.(a)	110,439
1,100	AnaptysBio, Inc.(a)	60,555

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	BIOTECH & PHARMA - 4.6% (Continued)
859	ANI Pharmaceuticals, Inc.(a)	$ 63,480
814	Apogee Therapeutics, Inc.(a)	56,980
1,959	Arcutis Biotherapeutics, Inc.(a)	52,834
792	Arrowhead Pharmaceuticals, Inc.(a)	50,110
4,223	Aurinia Pharmaceuticals, Inc.(a)	59,840
528	Axsome Therapeutics, Inc.(a)	86,534
1,107	Bridgebio Pharma, Inc.(a)	73,593
1,359	Capricor Therapeutics, Inc.(a)	37,957
3,660	Catalyst Pharmaceuticals, Inc.(a)	84,473
748	CG oncology, Inc.(a)	43,982
1,471	Cogent Biosciences, Inc.(a)	57,148
1,954	Collegium Pharmaceutical, Inc.(a)	81,423
324	Corcept Therapeutics, Inc.(a)	11,567
3,333	Definium Therapeutics, Inc.(a)	58,161
2,931	Design Therapeutics, Inc.(a)	30,600
1,281	Dianthus Therapeutics, Inc.(a)	70,698
697	Disc Medicine, Inc.(a)	46,434
3,642	Elanco Animal Health, Inc.(a)	96,149
1,305	Enliven Therapeutics, Inc.(a)	38,745
4,245	Erasca, Inc.(a)	57,987
1,655	Exelixis, Inc.(a)	72,919
2,653	Fulcrum Therapeutics, Inc.(a)	22,232
1,056	Gilead Sciences, Inc.	157,290
1,047	Halozyme Therapeutics, Inc.(a)	72,798
3,112	ImmunityBio, Inc.(a)	30,435
933	Incyte Corporation(a)	94,485
2,303	Indivior Pharmaceuticals, Inc.(a)	75,354
435	Inhibrx Biosciences, Inc.(a)	32,247
4,295	Innoviva, Inc.(a)	98,613
1,111	Ionis Pharmaceuticals, Inc.(a)	90,158
2,803	Jade Biosciences, Inc.	41,568
569	Jazz Pharmaceuticals PLC(a)	108,121
3,369	KalVista Pharmaceuticals, Inc.(a)	54,847
1,353	Kodiak Sciences, Inc.(a)	36,260

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	BIOTECH & PHARMA - 4.6% (Continued)
369	Krystal Biotech, Inc.(a)	$ 101,711
426	Kymera Therapeutics, Inc.(a)	38,915
609	Ligand Pharmaceuticals, Inc., Class B(a)	120,771
1,581	Liquidia Corporation(a)	49,043
116	Madrigal Pharmaceuticals, Inc.(a)	50,112
1,149	Mineralys Therapeutics, Inc.(a)	33,620
582	Mirum Pharmaceuticals, Inc.(a)	53,713
1,302	Monte Rosa Therapeutics, Inc.(a)	23,111
611	Neurocrine Biosciences, Inc.(a)	80,805
428	Nuvalent, Inc., Class A(a)	43,635
1,772	Olema Pharmaceuticals, Inc.(a)	42,882
2,074	Omeros Corporation(a)	24,992
2,112	Phibro Animal Health Corporation, Class A	115,294
130	Praxis Precision Medicines, Inc.(a)	43,778
794	Protagonist Therapeutics, Inc.(a)	73,112
949	PTC Therapeutics, Inc.(a)	64,712
451	REVOLUTION Medicines, Inc.(a)	46,011
509	Rhythm Pharmaceuticals, Inc.(a)	47,200
1,161	Rigel Pharmaceuticals, Inc.(a)	40,333
4,649	Roivant Sciences Ltd.(a)	134,542
2,461	Royalty Pharma plc, Class A	113,723
1,004	Scholar Rock Holding Corporation(a)	44,447
1,660	Septerna, Inc.(a)	48,173
1,690	Stoke Therapeutics, Inc.(a)	61,533
1,170	Summit Therapeutics, Inc.(a)	19,410
1,576	Supernus Pharmaceuticals, Inc.(a)	86,254
2,915	Tango Therapeutics, Inc.(a)	32,473
829	Tarsus Pharmaceuticals, Inc.(a)	62,606
992	Terns Pharmaceuticals, Inc.(a)	41,783
1,028	TG Therapeutics, Inc.(a)	30,933
5,191	Theravance Biopharma, Inc.(a)	94,736
1,811	Travere Therapeutics, Inc.(a)	53,950
1,447	Tyra Biosciences, Inc.(a)	48,200
226	United Therapeutics Corporation(a)	113,881

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	BIOTECH & PHARMA - 4.6% (Continued)
1,769	UroGen Pharma Ltd.(a)	$ 38,387
1,162	Vera Therapeutics, Inc.(a)	47,398
7,337	Viatris, Inc.	109,541
2,723	WaVe Life Sciences Ltd.(a)	37,931
2,309	Zymeworks, Inc.(a)	53,777
		4,974,771
	CHEMICALS - 0.7%
3,064	Calumet, Inc.(a)	82,605
1,603	Corteva, Inc.	128,432
2,755	DuPont de Nemours, Inc.	137,861
434	Ecolab, Inc.	133,824
2,650	Element Solutions, Inc.	92,989
572	Materion Corporation	93,270
2,196	Perimeter Solutions, Inc.(a)	51,562
4,892	Rayonier Advanced Materials, Inc.(a)	46,327
		766,870
	COMMERCIAL SUPPORT SERVICES - 1.1%
750	Brink's Company (The)	87,578
710	Casella Waste Systems, Inc., A(a)	66,144
501	Cintas Corporation	100,766
399	Clean Harbors, Inc.(a)	116,987
3,155	CoreCivic, Inc.(a)	55,780
4,290	Deluxe Corporation	119,047
5,212	Ennis, Inc.	110,025
4,249	Enviri Corporation(a)	80,434
4,806	Healthcare Services Group, Inc.(a)	104,627
1,938	Rollins, Inc.	118,005
294	UniFirst Corporation	69,037
479	Waste Management, Inc.	115,362
722	Willdan Group, Inc.(a)	64,359
		1,208,151
	CONSTRUCTION MATERIALS - 0.4%
815	CRH PLC	97,784
156	Martin Marietta Materials, Inc.	105,545

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	CONSTRUCTION MATERIALS - 0.4% (Continued)
1,287	Northwest Pipe Company(a)	$ 99,871
348	Vulcan Materials Company	107,880
		411,080
	CONSUMER SERVICES - 0.7%
2,535	Carriage Services, Inc.	116,787
131	Graham Holdings Company, Class B	137,971
2,375	Laureate Education, Inc.(a)	76,808
2,929	Lincoln Educational Services Corporation(a)	106,147
2,446	Service Corp International	205,904
2,176	Universal Technical Institute, Inc.(a)	78,771
		722,388
	CONTAINERS & PACKAGING - 0.4%
1,056	Crown Holdings, Inc.	121,018
1,932	Greif, Inc., Class A	140,398
424	Packaging Corporation of America	98,427
2,633	TriMas Corporation	102,898
		462,741
	DATA CENTER REIT - 0.1%
108	Equinix, Inc.	105,220

	DIVERSIFIED INDUSTRIALS - 0.8%
553	3M Company	91,422
651	Dover Corporation	146,800
1,066	Emerson Electric Company	160,699
559	Honeywell International, Inc.	136,167
504	Illinois Tool Works, Inc.	146,478
444	ITT, Inc.	89,870
122	Parker-Hannifin Corporation	123,120
		894,556
	E-COMMERCE DISCRETIONARY - 0.2%
1,020	eBay, Inc.	92,677
5,909	Figs, Inc., Class A(a)	91,294
2,683	RealReal, Inc. (The)(a)	32,894

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	E-COMMERCE DISCRETIONARY - 0.2% (Continued)
533	Wayfair, Inc., Class A(a)	$ 40,684
		257,549
	ELECTRIC UTILITIES - 6.0%
3,522	Alliant Energy Corporation	254,781
2,147	Ameren Corporation	243,212
1,862	American Electric Power Company, Inc.	249,173
5,506	Avista Corporation	223,654
1,542	Black Hills Corporation	113,584
2,342	Brookfield Renewable Corporation	100,074
5,516	CenterPoint Energy, Inc.	239,946
3,825	Clearway Energy, Inc., Class C	146,536
2,982	CMS Energy Corporation	232,805
911	Consolidated Edison, Inc.	102,506
3,196	Dominion Energy, Inc.	201,795
1,666	DTE Energy Company	246,968
2,101	Duke Energy Corporation	274,916
1,488	Entergy Corporation	159,380
3,396	Evergy, Inc.	284,108
1,399	Eversource Energy	106,618
4,366	Exelon Corporation	215,986
4,979	FirstEnergy Corporation	254,726
1,949	IDACORP, Inc.	280,597
1,976	NextEra Energy, Inc.	185,290
1,806	Northwestern Energy Group, Inc.	126,348
377	NRG Energy, Inc.	67,468
4,913	OGE Energy Corporation	241,425
810	Ormat Technologies, Inc.	83,997
2,387	Pinnacle West Capital Corporation	239,416
3,904	Portland General Electric Company	210,660
3,447	PPL Corporation	134,364
1,304	Public Service Enterprise Group, Inc.	112,235
1,872	Sempra	180,217
2,573	Southern Company (The)	250,559
190	Talen Energy Corporation(a)	70,484

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	ELECTRIC UTILITIES - 6.0% (Continued)
307	Vistra Corporation	$ 53,384
2,177	WEC Energy Group, Inc.	254,622
2,872	Xcel Energy, Inc.	239,410
		6,381,244
	ELECTRICAL EQUIPMENT - 3.0%
242	Acuity, Inc.	72,985
260	Advanced Energy Industries, Inc.	87,248
904	Allegion plc	145,680
1,293	Allient, Inc.	85,131
741	AMETEK, Inc.	177,261
455	Amphenol Corporation, Class A	66,457
99	Argan, Inc.	44,674
1,693	Atmus Filtration Technologies, Inc.	109,249
370	Bel Fuse, Inc., Class B	84,993
591	Belden, Inc.	84,690
275	Bloom Energy Corporation, Class A(a)	42,809
582	BWX Technologies, Inc.	119,880
1,332	Cognex Corporation	72,461
278	Eaton Corp plc	104,506
385	ESCO Technologies, Inc.	106,757
74	GE Vernova, Inc.	64,646
306	Generac Holdings, Inc.(a)	68,963
6,359	Hayward Holdings, Inc.(a)	101,744
222	Hubbell, Inc.	113,582
854	Johnson Controls International plc	123,232
486	Keysight Technologies, Inc.(a)	149,362
2,742	Kimball Electronics, Inc.(a)	68,523
261	Littelfuse, Inc.	91,992
2,615	LSI Industries, Inc.	56,536
1,603	Mirion Technologies, Inc.(a)	34,641
391	Modine Manufacturing Company(a)	88,855
367	Nextpower, Inc., Class A(a)	38,572
1,382	nLight, Inc.(a)	77,655
692	nVent Electric PLC	81,905

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	ELECTRICAL EQUIPMENT - 3.0% (Continued)
209	OSI Systems, Inc.(a)	$ 59,607
153	Powell Industries, Inc.	80,111
286	Preformed Line Products Company	72,544
352	Rockwell Automation, Inc.	143,422
384	SPX Technologies, Inc.(a)	87,145
211	Trane Technologies PLC	97,550
312	Vertiv Holdings Company, Class A	79,526
		3,184,894
	ENGINEERING & CONSTRUCTION - 1.5%
909	Arcosa, Inc.	97,699
1,892	Bowman Consulting Group Ltd.(a)	63,458
2,296	Centuri Holdings, Inc.(a)	71,176
58	Comfort Systems USA, Inc.	82,903
462	Construction Partners, Inc., Class A(a)	62,079
201	Dycom Industries, Inc.(a)	84,424
170	EMCOR Group, Inc.	123,186
670	Everus Construction Group, Inc.(a)	80,983
869	Granite Construction, Inc.	116,846
7,045	Great Lakes Dredge & Dock Corporation(a)	119,413
121	IES Holdings, Inc.(a)	59,937
295	Installed Building Products, Inc.	96,689
359	MasTec, Inc.(a)	106,989
346	MYR Group, Inc.(a)	93,406
362	Primoris Services Corporation	54,561
205	Quanta Services, Inc.	115,431
115	Sterling Infrastructure, Inc.(a)	49,235
146	TopBuild Corporation(a)	65,452
852	Tutor Perini Corporation	64,215
		1,608,082
	ENTERTAINMENT CONTENT - 0.3%
783	Sphere Entertainment Company(a)	93,185
7,751	TEGNA, Inc.	162,384
3,377	Warner Bros Discovery, Inc.(a)	95,130
		350,699

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	FOOD - 0.7%
2,124	Fresh Del Monte Produce, Inc.	$ 91,183
2,212	Pilgrim's Pride Corporation	95,470
525	Seneca Foods Corporation, Class A(a)	72,965
7,752	Smithfield Foods, Inc.	192,870
3,418	Tootsie Roll Industries, Inc.	144,342
1,785	Tyson Foods, Inc., Class A	116,007
		712,837
	GAMING REIT - 0.2%
3,665	Gaming and Leisure Properties, Inc.	179,255

	GAS & WATER UTILITIES - 1.8%
835	Atmos Energy Corporation	155,970
3,577	Brookfield Infrastructure Corporation, Class A	178,421
770	Chesapeake Utilities Corporation	104,697
2,927	Consolidated Water Company Ltd.	110,787
8,510	MDU Resources Group, Inc.	175,987
2,826	New Jersey Resources Corporation	153,282
3,506	NiSource, Inc.	165,834
4,398	Northwest Natural Holding Company	233,269
1,595	ONE Gas, Inc.	139,467
1,516	Southwest Gas Holdings, Inc.	133,666
2,532	Spire, Inc.	231,956
3,836	UGI Corporation	143,505
		1,926,841
	HEALTH CARE FACILITIES & SERVICES - 1.9%
2,022	BrightSpring Health Services, Inc.(a)	83,771
7,229	Brookdale Senior Living, Inc.(a)	110,604
460	Cardinal Health, Inc.	105,446
424	Cencora, Inc.	157,787
3,790	Concentra Group Holdings Parent, Inc.	90,808
1,181	CVS Health Corporation	94,362
545	Ensign Group, Inc. (The)	116,723
298	GeneDx Holdings Corporation(a)	23,754
198	HCA Healthcare, Inc.	104,881

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.9% (Continued)
767	Labcorp Holdings, Inc.	$ 221,754
126	McKesson Corporation	124,409
698	National HealthCare Corporation	114,123
2,305	Option Care Health, Inc.(a)	74,820
3,559	Pediatrix Medical Group, Inc.(a)	70,646
1,036	Quest Diagnostics, Inc.	219,538
760	RadNet, Inc.(a)	53,056
5,154	Sotera Health Company(a)	83,753
325	Tenet Healthcare Corporation(a)	77,802
468	Universal Health Services, Inc., Class B	96,455
		2,024,492
	HEALTH CARE REIT - 1.4%
2,267	American Healthcare REIT, Inc.	118,428
3,563	CareTrust REIT, Inc.	144,729
9,392	Healthcare Realty Trust, Inc.	173,282
3,188	Healthpeak Properties, Inc.	56,364
4,622	LTC Properties, Inc.	183,401
1,435	National Health Investors, Inc.	120,640
2,613	Omega Healthcare Investors, Inc.	126,130
6,259	Sabra Health Care REIT, Inc.	128,622
2,500	Universal Health Realty Income Trust	109,050
1,498	Ventas, Inc.	129,068
1,106	Welltower, Inc.	229,075
		1,518,789
	HOME & OFFICE PRODUCTS - 0.2%
547	SharkNinja, Inc.(a)	67,210
1,228	Somnigroup International, Inc.	109,918
		177,128
	HOME CONSTRUCTION - 0.4%
767	Armstrong World Industries, Inc.	133,074
949	Griffon Corporation	80,893
3,051	Interface, Inc.	96,076
1,285	Taylor Morrison Home Corporation(a)	84,669

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	HOME CONSTRUCTION - 0.4% (Continued)
507	Toll Brothers, Inc.	$ 79,721
		474,433
	HOTEL REIT - 0.3%
9,772	DiamondRock Hospitality Company	98,111
5,630	Host Hotels & Resorts, Inc.	110,292
6,115	Xenia Hotels & Resorts, Inc.	93,437
		301,840
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.0%
834	AZZ, Inc.	113,407
1,913	Core Molding Technologies, Inc.(a)	34,912
429	Enpro, Inc.	110,961
990	Mueller Industries, Inc.	116,780
1,614	Proto Labs, Inc.(a)	100,197
326	RBC Bearings, Inc.(a)	187,750
354	Standex International Corporation	92,748
1,169	Timken Company (The)	126,696
220	Valmont Industries, Inc.	101,185
919	Xometry, Inc., Class A(a)	37,693
		1,022,329
	INDUSTRIAL REIT - 0.7%
796	EastGroup Properties, Inc.	156,263
3,193	First Industrial Realty Trust, Inc.	201,606
2,111	LXP Industrial Trust	104,621
1,138	Prologis, Inc.	162,245
4,399	STAG Industrial, Inc.	172,529
		797,264
	INDUSTRIAL SUPPORT SERVICES - 0.7%
3,363	API Group Corporation(a)	149,519
392	Applied Industrial Technologies, Inc.	110,771
510	DXP Enterprises Inc(a)	70,620
1,023	MSC Industrial Direct Company, Inc., Class A	95,998
6,443	NPK International, Inc.(a)	92,972
1,281	Rush Enterprises, Inc., Class A	90,913
282	VSE Corporation	64,034

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.7% (Continued)
288	WESCO International, Inc.	$ 83,376
		758,203
	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
1,722	Bank of New York Mellon Corporation (The)	205,089
507	Cboe Global Markets, Inc.	151,958
476	CME Group, Inc.	152,082
249	Evercore, Inc., Class A	76,901
94	Goldman Sachs Group, Inc. (The)	80,800
1,377	Interactive Brokers Group, Inc., Class A	98,029
894	Morgan Stanley	148,860
793	Northern Trust Corporation	113,470
421	Piper Sandler Companies	124,427
607	PJT Partners, Inc., Class A	89,642
1,124	State Street Corporation	144,569
724	StoneX Group, Inc.(a)	92,310
		1,478,137
	INSURANCE - 4.3%
2,302	Aflac, Inc.	259,965
605	Allstate Corporation (The)	129,785
1,365	American Financial Group, Inc.	181,518
1,485	American International Group, Inc.	119,528
672	Assurant, Inc.	154,284
1,685	Axis Capital Holdings Ltd.	178,138
395	Chubb Ltd.	134,640
1,203	Cincinnati Financial Corporation	197,268
4,071	CNA Financial Corporation	195,489
3,303	CNO Financial Group, Inc.	138,098
9,126	Donegal Group, Inc., Class A	160,800
1,354	Globe Life, Inc.	196,682
3,683	Hamilton Insurance Group Ltd.(a)	116,346
1,074	Hanover Insurance Group, Inc. (The)	193,997
1,032	Hartford Insurance Group, Inc. (The)	145,337
489	HCI Group, Inc.	86,269
1,932	Heritage Insurance Holdings, Inc.(a)	53,845

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	INSURANCE - 4.3% (Continued)
1,875	Hippo Holdings, Inc.(a)	$ 53,925
4,310	Horace Mann Educators Corporation	187,528
902	Jackson Financial, Inc.	98,751
656	Lemonade, Inc.(a)	33,941
2,309	Lincoln National Corporation	79,199
1,365	Loews Corporation	150,177
1,037	Mercury General Corporation	93,931
2,568	NMI Holdings, Inc., Class A(a)	100,948
3,041	Old Republic International Corporation	130,368
411	Palomar Holdings, Inc.(a)	50,845
1,494	Principal Financial Group, Inc.	142,557
313	RenaissanceRe Holdings Ltd.	94,670
5,047	SiriusPoint Ltd.(a)	106,694
3,021	Tiptree, Inc.	51,448
533	Travelers Companies, Inc. (The)	164,505
2,302	United Fire Group, Inc.	89,456
2,971	Universal Insurance Holdings, Inc.	104,490
1,799	Unum Group	129,042
1,960	W R Berkley Corporation	140,532
		4,644,996
	INTERNET MEDIA & SERVICES - 0.1%
631	Roku, Inc.(a)	62,096
2,766	Upwork, Inc.(a)	37,120
		99,216
	LEISURE FACILITIES & SERVICES - 2.3%
2,506	Atlanta Braves Holdings, Inc., Series A(a)	121,315
1,520	Boyd Gaming Corporation	126,510
3,211	Carnival Corporation	101,307
438	Churchill Downs, Inc.	40,265
430	Hilton Worldwide Holdings, Inc.	134,065
620	Hyatt Hotels Corporation, Class A	100,130
1,298	Las Vegas Sands Corporation	73,623
4,699	Life Time Group Holdings, Inc.(a)	126,873
4,831	Lindblad Expeditions Holdings, Inc.(a)	95,219

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	LEISURE FACILITIES & SERVICES - 2.3% (Continued)
1,254	Madison Square Garden Entertainment Corporation(a)	$ 79,178
489	Madison Square Garden Sports Corporation(a)	162,182
413	Marriott International Inc, Class A	141,134
542	McDonald's Corporation	184,855
1,371	Monarch Casino & Resort, Inc.	131,753
3,182	OneSpaWorld Holdings Ltd.	68,508
1,278	Red Rock Resorts, Inc., Class A	77,383
3,394	Rush Street Interactive, Inc.(a)	67,032
6,573	Super Group SGHC Ltd.	70,331
529	TKO Group Holdings, Inc.	118,427
1,391	Travel + Leisure Company	102,517
1,282	Viking Holdings Ltd.(a)	100,022
596	Wynn Resorts Ltd.	64,481
744	Yum! Brands, Inc.	125,111
		2,412,221
	LEISURE PRODUCTS - 0.4%
1,213	Acushnet Holdings Corporation	124,126
1,722	Amer Sports, Inc.(a)	65,402
1,300	Hasbro, Inc.	129,467
826	LCI Industries	110,023
		429,018
	MACHINERY - 3.5%
652	AGCO Corporation	88,998
1,482	Astec Industries, Inc.	92,017
1,848	Cadre Holdings, Inc.	82,033
152	Caterpillar, Inc.	112,910
1,037	CECO Environmental Corporation(a)	62,687
489	Crane Company	98,059
287	CSW Industrials, Inc.	84,473
170	Deere & Company	107,051
2,091	Donaldson Company, Inc.	193,961
3,041	Douglas Dynamics, Inc.	139,643
665	ESAB Corporation	83,903
1,009	Federal Signal Corporation	117,478

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	MACHINERY - 3.5% (Continued)
1,280	Flowserve Corporation	$ 113,306
1,054	Franklin Electric Company, Inc.	104,999
4,457	Gates Industrial Corporation PLC(a)	122,879
2,198	Gorman-Rupp Company (The)	141,178
1,385	Graco, Inc.	130,079
1,019	Graham Corporation(a)	82,763
1,102	Helios Technologies, Inc.	78,595
1,059	Ichor Holdings Ltd.(a)	50,355
647	John Bean Technologies Corporation	99,638
2,943	Kennametal, Inc.	118,544
420	Lincoln Electric Holdings, Inc.	120,561
6,036	Luxfer Holdings plc	77,683
569	MSA Safety, Inc.	111,188
3,258	Mueller Water Products, Inc., Class A	97,512
466	Nordson Corporation	136,743
432	Oshkosh Corporation	73,449
916	Pentair PLC	90,858
366	Regal Rexnord Corporation	80,879
375	Snap-on, Inc.	144,458
940	Terex Corporation	64,663
2,066	Thermon Group Holdings, Inc.(a)	104,911
361	Watts Water Technologies, Inc., Class A	118,675
863	Xylem Inc	111,810
2,014	Zurn Elkay Water Solutions Corporation	102,674
		3,741,613
	MEDICAL EQUIPMENT & DEVICES - 2.0%
2,452	Adaptive Biotechnologies Corporation(a)	39,281
682	Agilent Technologies, Inc.	82,781
2,665	Artivion, Inc.(a)	102,603
1,749	Axogen, Inc.(a)	55,496
2,917	BioLife Solutions, Inc.(a)	70,591
2,122	Castle Biosciences, Inc.(a)	62,748
488	Celcuity, Inc.(a)	54,514
776	Globus Medical, Inc., Class A(a)	74,077

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.0% (Continued)
275	GRAIL, Inc.(a)	$ 14,638
520	Guardant Health, Inc.(a)	48,828
132	IDEXX Laboratories, Inc.(a)	86,688
990	iRadimed Corporation	102,495
360	iRhythm Technologies, Inc.(a)	48,150
872	LeMaitre Vascular, Inc.	94,333
1,212	LivaNova plc(a)	85,567
1,101	Medtronic PLC	107,524
362	Natera, Inc.(a)	75,310
2,033	Pulse Biosciences, Inc.(a)	38,078
2,512	QIAGEN N.V.	125,098
617	ResMed, Inc.	158,112
1,447	Solventum Corporation(a)	107,367
622	STERIS plc	156,962
549	Stryker Corporation	212,717
2,689	Tactile Systems Technology, Inc.(a)	78,761
421	Tempus AI, Inc.(a)	22,418
1,277	Veracyte, Inc.(a)	46,725
		2,151,862
	METALS & MINING - 1.4%
1,356	Alcoa Corporation	84,180
717	Anglogold Ashanti plc	91,611
1,562	Caledonia Mining Corp plc	49,578
100	Centrus Energy Corporation, Class A(a)	20,259
916	Century Aluminum Company(a)	47,229
1,377	Coeur Mining, Inc.(a)	37,386
3,717	Constellium S.E.(a)	92,516
890	Core Natural Resources, Inc.	73,051
1,631	Energy Fuels Inc(a)	34,773
1,508	Freeport-McMoRan, Inc.	102,665
2,149	Hallador Energy Company(a)	39,069
2,696	Hecla Mining Company	67,157
2,010	Ivanhoe Electric Inc / US(a)	34,552
703	Kaiser Aluminum Corporation	91,488

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	METALS & MINING - 1.4% (Continued)
500	MP Materials Corporation(a)	$ 29,435
689	Newmont Corporation	89,570
3,225	Novagold Resources, Inc.(a)	42,957
1,999	Peabody Energy Corporation	63,048
1,932	Perpetua Resources Corporation(a)	71,214
411	Royal Gold, Inc.	123,214
254	Southern Copper Corporation	55,427
1,430	SSR Mining, Inc.(a)	46,032
2,707	Uranium Energy Corporation(a)	41,498
886	Warrior Met Coal, Inc.	73,751
		1,501,660
	MORTGAGE FINANCE - 1.5%
10,842	AGNC Investment Corporation	121,539
7,176	Annaly Capital Management, Inc.	166,770
10,532	Apollo Commercial Real Estate Finance, Inc.	111,639
7,471	Blackstone Mortgage Trust, Inc.	143,518
3,025	Chimera Investment Corporation	41,170
15,285	Dynex Capital, Inc.	214,449
14,799	Ellington Financial, Inc.	183,804
14,330	Ladder Capital Corporation	148,602
12,684	PennyMac Mortgage Investment Trust	155,506
14,101	Rithm Capital Corporation	141,715
8,673	Starwood Property Trust, Inc.	154,466
		1,583,178
	MULTI ASSET CLASS REIT - 0.5%
11,766	Broadstone Net Lease, Inc.	228,143
4,682	Sila Realty Trust, Inc.	120,468
2,129	WP Carey, Inc.	158,930
		507,541
	OFFICE REIT - 0.2%
3,657	COPT Defense Properties	116,219
7,561	NET Lease Office Properties	103,132
		219,351

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	OIL & GAS PRODUCERS - 2.0%
7,924	Antero Midstream Corporation	$ 178,132
1,999	Antero Resources Corporation(a)	73,583
1,598	California Resources Corporation	94,026
3,362	Coterra Energy, Inc.	102,844
1,449	Delek US Holdings, Inc.	55,221
1,610	DT Midstream, Inc.	223,533
1,306	EQT Corporation	80,215
2,393	Excelerate Energy, Inc., Class A	96,318
1,049	Expand Energy Corporation	113,208
3,475	Golar LNG Ltd.	154,499
389	Gulfport Energy Corporation(a)	81,169
5,394	Kinder Morgan, Inc.	179,458
1,398	Ovintiv, Inc.	70,725
1,177	Par Pacific Holdings, Inc.(a)	50,223
4,814	Permian Resources Corporation	88,048
2,122	Range Resources Corporation	87,596
5,457	SandRidge Energy, Inc.	95,661
447	Targa Resources Corporation	105,403
369	Valero Energy Corporation	75,512
1,441	Western Midstream Partners, L.P.	59,931
1,457	Williams Companies, Inc. (The)	108,867
		2,174,172
	OIL & GAS SERVICES & EQUIPMENT - 0.9%
2,969	Archrock, Inc.	104,895
1,518	Baker Hughes Company	99,065
2,237	Bristow Group, Inc.	106,705
2,829	Innovex International, Inc.(a)	74,544
1,906	Kodiak Gas Services, Inc.	104,010
1,868	Liberty Energy, Inc., Class A	52,472
2,222	Oceaneering International, Inc.(a)	78,881
5,757	Oil States International, Inc.(a)	75,359
4,210	ProPetro Holding Corporation(a)	51,067
654	Solaris Oilfield Infrastructure, Inc., CLASS A	32,458
2,525	TechnipFMC plc	167,433

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 0.9% (Continued)
4,718	TETRA Technologies, Inc.(a)	$ 40,858
		987,747
	PUBLISHING & BROADCASTING - 0.4%
1,074	Liberty Media Corp-Liberty Formula One, Series C(a)	98,368
2,577	New York Times Company (The), Class A	205,619
359	Nexstar Media Group, Inc.	90,116
		394,103
	REAL ESTATE OWNERS & DEVELOPERS - 0.2%
1,393	Howard Hughes Holdings, Inc.(a)	100,811
1,447	St Joe Company (The)	104,430
		205,241
	REAL ESTATE SERVICES - 0.2%
4,282	Compass, Inc., Class A(a)	41,750
5,909	Cushman & Wakefield Ltd.(a)	79,240
248	Jones Lang LaSalle, Inc.(a)	78,256
4,868	Newmark Group, Inc., Class A	70,683
		269,929
	RENEWABLE ENERGY - 0.1%
712	EnerSys	118,299
1,806	Eos Energy Enterprises, Inc.(a)	10,285
1,021	Fluence Energy, Inc.(a)	15,866
		144,450
	RETAIL - CONSUMER STAPLES - 0.7%
733	BJ's Wholesale Club Holdings, Inc.(a)	72,413
290	Casey's General Stores, Inc.	198,820
335	Five Below, Inc.(a)	74,883
2,668	Kroger Company (The)	182,064
555	Ollie's Bargain Outlet Holdings, Inc.(a)	59,441
774	PriceSmart, Inc.	119,676
		707,297
	RETAIL - DISCRETIONARY - 2.7%
3,015	American Eagle Outfitters, Inc.	74,079
256	Asbury Automotive Group, Inc.(a)	54,728
793	AutoNation, Inc.(a)	154,761

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	RETAIL - DISCRETIONARY - 2.7% (Continued)
404	Boot Barn Holdings, Inc.(a)	$ 76,445
1,875	Buckle, Inc. (The)	100,406
1,413	Build-A-Bear Workshop, Inc.	68,757
293	Burlington Stores, Inc.(a)	89,913
131	Carvana Company(a)	43,775
108	Dillard's, Inc., Class A	65,101
563	Ferguson Enterprises, Inc.	146,808
792	FirstCash Holdings, Inc.	152,690
2,319	Gap, Inc. (The)	65,025
373	Lowe's Companies, Inc.	98,685
3,870	Macy's, Inc.	76,549
2,153	O'Reilly Automotive, Inc.(a)	202,123
792	Patrick Industries, Inc.	98,042
891	Penske Automotive Group, Inc.	140,350
1,048	Ross Stores, Inc.	215,510
1,301	Rush Enterprises, Inc., Class B	84,110
1,173	TJX Companies, Inc. (The)	189,626
2,726	Tractor Supply Company	141,316
139	Ulta Beauty, Inc.(a)	95,186
1,097	Urban Outfitters, Inc.(a)	72,621
1,346	Victoria's Secret & Company(a)	84,394
2,179	Warby Parker, Inc.(a)	54,497
343	Williams-Sonoma, Inc.	70,538
190	Winmark Corporation	86,686
2,403	Zumiez, Inc.(a)	63,007
		2,865,728
	RETAIL REIT - 2.5%
1,442	Agree Realty Corporation	116,052
615	Alexander's, Inc.	144,291
4,886	Brixmor Property Group, Inc.	147,899
2,338	CBL & Associates Properties, Inc.	88,330
6,611	CTO Realty Growth, Inc.	128,782
5,739	Curbline Properties Corporation	159,602
6,241	Essential Properties Realty Trust Incorporated	211,820

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	RETAIL REIT - 2.5% (Continued)
4,461	Getty Realty Corporation	$ 146,410
7,572	InvenTrust Properties Corporation	236,245
5,057	Kite Realty Group Trust	131,735
5,871	NETSTREIT Corporation	121,941
4,363	Phillips Edison & Company, Inc.	171,379
2,415	Realty Income Corporation	161,805
2,803	Regency Centers Corporation	221,437
1,149	Simon Property Group, Inc.	234,223
3,254	Tanger, Inc.	120,593
9,730	Whitestone REIT	147,799
		2,690,343
	SELF-STORAGE REIT - 0.1%
3,883	Smartstop Self Storage REIT, Inc.	129,498

	SEMICONDUCTORS - 1.8%
1,228	ACM Research, Inc., Class A(a)	68,375
1,407	Amkor Technology, Inc.	67,283
389	Analog Devices, Inc.	138,403
295	Applied Materials, Inc.	109,829
486	Cirrus Logic, Inc.(a)	68,584
268	Coherent Corp.(a)	69,393
862	FormFactor, Inc.(a)	85,235
876	Intel Corporation(a)	39,954
504	IPG Photonics Corporation(a)	66,311
47	KLA Corporation	71,654
1,146	Kulicke & Soffa Industries, Inc.	79,899
234	Lam Research Corporation	54,730
583	Lattice Semiconductor Corporation(a)	55,746
387	MACOM Technology Solutions Holdings, Inc.(a)	96,022
121	Micron Technology, Inc.	49,897
377	MKS, Inc.	92,161
76	Monolithic Power Systems, Inc.	86,848
961	Ouster, Inc.(a)	18,211
1,821	Photronics, Inc.(a)	68,160

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	SEMICONDUCTORS - 1.8% (Continued)
517	Rambus, Inc.(a)	$ 51,524
74	Sandisk Corporation(a)	47,017
666	Semtech Corporation(a)	60,087
127	SiTime Corporation(a)	50,531
1,348	SkyWater Technology, Inc.(a)	39,712
331	Teradyne, Inc.	105,930
428	Texas Instruments, Inc.	90,783
840	Ultra Clean Holdings, Inc.(a)	50,971
		1,883,250
	SOFTWARE - 0.7%
2,924	Adeia, Inc.	60,498
2,860	Alignment Healthcare, Inc.(a)	54,969
2,317	Arteris, Inc.(a)	39,366
2,106	Clear Secure, Inc., Class A	102,435
261	Cloudflare, Inc., Class A(a)	44,942
82	Daily Journal Corporation(a)	41,780
1,700	Digi International, Inc.(a)	82,994
1,128	DigitalOcean Holdings, Inc.(a)	63,236
4,068	EverCommerce, Inc.(a)	46,701
1,063	GigaCloud Technology, Inc., Class A(a)	47,133
1,109	Red Violet, Inc.(a)	48,031
1,522	SoundHound AI, Inc., Class A(a)	13,089
1,131	Zoom Video Communications, Inc.(a)	83,626
		728,800
	SPECIALTY FINANCE - 2.0%
1,976	Ally Financial, Inc.	77,933
399	American Express Company	123,251
1,315	Bread Financial Holdings, Inc.	93,181
2,602	Enact Holdings, Inc.	108,868
1,528	Encore Capital Group, Inc.(a)	104,347
434	Enova International, Inc.(a)	60,348
3,210	Essent Group Ltd.	195,297
1,277	First American Financial Corporation	89,530
677	GATX Corporation	124,683

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	SPECIALTY FINANCE - 2.0% (Continued)
518	Investors Title Company	$ 119,606
3,169	LendingClub Corporation(a)	47,250
3,918	MGIC Investment Corporation	103,945
1,292	Nelnet, Inc., Class A	167,263
1,574	OneMain Holdings, Inc.	86,601
1,844	Onity Group, Inc.(a)	77,282
5,168	Radian Group, Inc.	178,400
1,971	Regional Management Corporation	62,717
2,859	Rocket Companies, Inc., Class A	52,005
1,298	SoFi Technologies, Inc.(a)	23,052
1,189	Stewart Information Services Corporation	84,407
1,307	Synchrony Financial	90,327
4,682	Velocity Financial, Inc.(a)	87,038
		2,157,331
	SPECIALTY REIT - 0.7%
1,954	EPR Properties	116,087
10,649	Farmland Partners, Inc.	138,863
1,069	Lamar Advertising Company, Class A	147,244
3,228	Millrose Properties, Inc.	101,230
3,588	Outfront Media, Inc.	103,370
7,731	Postal Realty Trust, Inc., Class A	160,264
		767,058
	STEEL - 0.4%
232	Carpenter Technology Corporation	92,352
1,238	Commercial Metals Company	90,745
339	Reliance, Inc.	107,002
594	Steel Dynamics, Inc.	114,720
1,587	Worthington Steel, Inc.	65,956
		470,775
	TECHNOLOGY HARDWARE - 2.1%
648	Applied Optoelectronics, Inc.(a)	54,581
427	Arista Networks, Inc.(a)	57,005
625	Arrow Electronics, Inc.(a)	95,100
1,320	Avnet, Inc.	86,909

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	TECHNOLOGY HARDWARE - 2.1% (Continued)
1,585	Benchmark Electronics, Inc.	$ 91,629
181	Ciena Corporation(a)	63,115
423	Corning, Inc.	63,611
197	Credo Technology Group Holding Ltd.(a)	22,117
4,004	Daktronics, Inc.(a)	103,223
1,339	Diebold Nixdorf, Inc.(a)	107,119
71	Fabrinet(a)	38,740
740	Flex Ltd.(a)	46,635
3,993	Hewlett Packard Enterprise Company	85,730
2,422	IMAX Corporation(a)	103,734
158	InterDigital, Inc.	57,912
215	Jabil, Inc.	56,973
4,234	Knowles Corporation(a)	115,037
68	Lumentum Holdings, Inc.(a)	47,662
1,860	NCR Atleos Corporation(a)	82,361
5,840	Pitney Bowes, Inc.	62,663
423	Plexus Corporation(a)	82,117
264	Sanmina Corporation(a)	40,989
821	TD SYNNEX Corporation	128,740
155	Teledyne Technologies Incorporated(a)	105,570
544	TTM Technologies, Inc.(a)	56,707
143	Ubiquiti, Inc.	109,679
950	ViaSat, Inc.(a)	43,491
1,859	Viavi Solutions, Inc.(a)	55,231
192	Vicor Corporation(a)	38,669
1,447	Vishay Precision Group, Inc.(a)	66,663
165	Western Digital Corporation	46,151
		2,215,863
	TECHNOLOGY SERVICES - 0.8%
1,853	Amentum Holdings, Inc.(a)	55,349
151	CACI International, Inc., Class A(a)	92,136
1,285	Cipher Digital, Inc.(a)	20,046
1,827	Cleanspark, Inc.(a)	18,179
2,386	Core Scientific, Inc.(a)	40,490

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	TECHNOLOGY SERVICES - 0.8% (Continued)
3,998	GPGI, Inc.	$ 89,755
710	Hut 8 Corporation(a)	37,793
624	Leidos Holdings, Inc.	109,262
251	MSCI, Inc.	143,529
1,816	Riot Blockchain, Inc.(a)	29,583
5,097	StoneCompany Ltd.(a)	85,630
2,471	Terawulf, Inc.(a)	40,080
1,068	V2X, Inc.(a)	74,493
		836,325
	TELECOMMUNICATIONS - 0.5%
1,183	Applied Digital Corporation(a)	32,260
248	AST SpaceMobile, Inc.(a)	19,639
432	EchoStar Corporation, Class A(a)	49,909
651	Globalstar, Inc.(a)	40,538
4,074	Lumen Technologies, Inc.(a)	28,966
1,876	Millicom International Cellular S.A.	136,742
1,720	Telephone and Data Systems, Inc.	76,970
2,929	Verizon Communications, Inc.	146,859
		531,883
	TOBACCO & CANNABIS - 0.3%
1,961	Altria Group, Inc.	135,388
620	Turning Point Brands, Inc.	84,934
1,465	Universal Corporation	78,714
		299,036
	TRANSPORTATION & LOGISTICS - 2.4%
543	CH Robinson Worldwide, Inc.	100,591
3,657	Costamare Bulkers Holdings Ltd.(a)	69,776
4,822	Costamare, Inc.	84,723
4,270	CSX Corporation	182,285
1,099	Delta Air Lines, Inc.	72,204
7,618	DHT Holdings, Inc.	148,475
956	Expeditors International of Washington, Inc.	138,649
362	FedEx Corporation	140,094
4,825	Genco Shipping & Trading Ltd.	116,041

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	TRANSPORTATION & LOGISTICS - 2.4% (Continued)
1,465	International Seaways, Inc.	$ 110,651
468	JB Hunt Transport Services, Inc.	109,236
871	Kirby Corporation(a)	113,056
1,424	Knight-Swift Transportation Holdings, Inc.	89,598
598	Matson, Inc.	99,346
484	Norfolk Southern Corporation	152,334
537	Ryder System, Inc.	118,978
753	SkyWest, Inc.(a)	78,372
2,256	Southwest Airlines Company	111,131
9,531	Teekay Corporation Ltd.	123,426
1,122	Teekay Tankers Ltd., Class A	87,819
502	Union Pacific Corporation	133,020
614	United Airlines Holdings, Inc.(a)	65,268
387	XPO, Inc.(a)	81,452
		2,526,525
	TRANSPORTATION EQUIPMENT - 0.5%
868	Allison Transmission Holdings, Inc.	108,760
1,419	Blue Bird Corporation(a)	82,685
218	Cummins, Inc.	127,284
984	PACCAR, Inc.	124,073
587	Westinghouse Air Brake Technologies Corporation	154,938
		597,740
	WHOLESALE - CONSUMER STAPLES - 0.7%
1,374	Andersons, Inc. (The)	89,708
894	Bunge Global S.A.	107,861
1,220	Chefs' Warehouse, Inc. (The)(a)	87,096
4,778	Mission Produce, Inc.(a)	67,800
979	Performance Food Group Company(a)	95,022
1,657	Sysco Corporation	151,051
1,383	US Foods Holding Corporation(a)	133,612
		732,150

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares				Fair Value
	COMMON STOCKS — 89.8% (Continued)
	WHOLESALE - DISCRETIONARY - 0.1%
3,489	OPENLANE, Inc.(a)			$ 99,471

	TOTAL COMMON STOCKS (Cost $82,173,227)			96,053,446

	PREFERRED STOCK — 0.0%(c)
	REAL ESTATE OWNERS & DEVELOPERS — 0.0%(c)
313	Brookfield Property Preferred, L.P. (Cost $4,758)			4,933

		Expiration Date	Exercise Price
	RIGHT — 0.0%(c)
	BIOTECH & PHARMA - 0.0% (c)
2,093	Novartis A.G. – CVR(a)(b)(c) (Cost $0)	12/31/2029	$4	–

	TOTAL INVESTMENTS - 89.8% (Cost $82,177,985)			$ 96,058,379
	OTHER ASSETS IN EXCESS OF LIABILITIES - 10.2%			10,911,887
	NET ASSETS - 100.0%			$ 106,970,266

A.G.	- Aktiengesellschaft
CVR	- Contingent Value Right
L.P.	- Limited Partnership
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
(a)	Non-income producing security.
(b)	Illiquid security. The total fair value of these securities as of February 28, 2026 was $0, representing 0.0% of net assets.
(c)	Percentage rounds to less than 0.1%.